Defined Asset Funds(SM)
Fund Performance Information As of September 30, 1999

Defined Performance

[ML Logo] Merrill Lynch

Defined Asset Funds(SM) is committed to providing our investors with what we believe are some of today's most attractive investment opportunities, within the convenient structure of a Unit Investment Trust (UIT).

We offer a full range of equity and fixed-income portfolios using research-based and quantitative investment strategies. Our research-based funds are developed by an experienced team of buyers and analysts who investigate securities around the globe to uncover promising investment opportunities. Our quantitative portfolios are created by professional analysts to offer our clients back-tested strategies with performance potential. And our Portfolio Consultants provide valuable insights from Wall Street, and beyond.

The following pages contain detailed information on our family of funds, including fund performance figures.

If you have any questions about how Defined Asset Funds could help you meet your investment goals, please contact your Merrill Lynch Financial Consultant.

The Defined Asset Funds Advantage

Ongoing Supervision

While our funds are not actively managed, the portfolios are reviewed regularly by our research analysts, and a security may be sold in the event of significant adverse developments.

Reinvestment Option

Most equity funds offer a reinvestment option that lets you reinvest distributions into additional units of the fund, at a reduced sales charge. By reinvesting, you can increase your holdings and compound your return.

Low Expenses

Although units are subject to sales charges, annual operating expenses are low. What's more, sales charge discounts are generally available on larger purchases.

Liquidity

You can redeem your investment at any time at a price based on the fund's then-current net asset value, which may be more or less than your original cost.

Exchange Option

You may also choose to exchange your holdings of most funds for certain other Defined Asset Funds at a reduced sales charge.

Convenience

There's no need for multiple security purchases. Defined Asset Funds offer diversification among various securities, with just one price to track.

Table of Contents

Levels of Risk Tolerance..........................................2
Portfolio Definitions...........................................2-3
Portfolio Offerings...............................................4

Equity Performance

Select Series.....................................................6
Domestic, International and Sector................................7

Fixed-Income Performance
Municipal, State and Corporate Funds..............................8

OUR FAMILY OF DEFINED FUNDS

Defined Asset Funds(SM)
Buy with Knowledge. Hold with Confidence

Portfolios to fit various levels of risk tolerance

[A chart in pyramid form, divided into five sections. The degree of risk is lower at the base and increases section by section to higher risk as one moves in the direction of and to the top of the pyramid.]



Lower Risk                                                                                                             Higher Risk
----------------------------------------------------------------------------------------------------------------------------------
o  Corporate Income         o  Real Estate Income      o  Select Large-Cap        o  Tele-Global             o  Pacific Rim
   Funds                    o  Utility                    Growth                  o  Select Ten United       o  Internet
o  Laddered Treasury        o  Baby Boom Economy       o  Energy                     Kingdom                 o  Financial Services
   Trusts                      (Accumulating           o  Select Principled       o  Year-Ahead Domestic     o  Defined
o  Municipal Investment        Assets)                    Values(SM)              o  Year-Ahead                 Technology(SM)
   Trusts/Defined           o  Baby Boom Economy       o  Select S&P Industrial+     International           o  Biotechnology
   Municipal Funds             (Adding Income)         o  Premier American        o  Institutional Holdings  o  Health Care
o  United States            o  Cohen & Steers          o  Select Ten (DJIA)*      o  Premier World           o  Select Growth
   Treasury Strategy           Realty Majors(SM)                                  o  S&P MidCap+
   Trust                    o  S&P 500                                            o  Baby Boom Economy
o  GNMA Series                                                                       (Adding Growth)
                                                                                  o  European Monetary
                                                                                     Union
                                                                                  o  Select Standard &
                                                                                     Poor's Intrinsic
                                                                                     Value+
                                                                                  o  Select Standard &
                                                                                     Poor's+ Industry
                                                                                     Turnaround
----------------------------------------------------------------------------------------------------------------------------------

This chart indicates the relative risk level of various Defined Asset Funds and should only be used as a general guide. Please contact your Financial Consultant for specific recommendations regarding your personal investment goals.

DOMESTIC EQUITIES

Baby Boom Economy Portfolios(SM)
Three defined Portfolios seeking to capitalize on anticipated "boomer-driven" economic trends, based on three distinct asset allocation models:
-- Adding Growth - 100% Stocks
-- Accumulating Assets - 75% Stocks, 25% Treasuries
-- Adding Income - 50% Stocks, 50% Treasuries

Institutional Holdings Portfolio
Seeks capital appreciation by applying our Multi-Disciplined Strategy to the Amex Institutional Index.

Premier American Portfolio
Selected by Defined Asset Funds Research, a diversified Portfolio seeking growth by holding American blue chip companies.

Principled Values Portfolio
Invests in companies from the Domini Social Index, screened for socially responsible policies and a positive diversity record.

Select Growth Portfolio
Holds ten growth stocks selected by O'Shaughnessy Capital Management's proprietary quantitative screening process.

Select Large-Cap Growth Portfolio
Seeks capital appreciation by applying a quantitative selection model to the Russell 1000 Growth Index.

Select S&P Industrial Portfolio

Follows a contrarian quantitative value strategy by selecting 15 high dividend-yielding, large-cap stocks from the S&P Industrial Index, each ranked "A" or better for earning and dividend quality by S&P.

Select Standard & Poor's Industry Turnaround Portfolio
Quantitative strategy of investing in promising stocks selected by Standard & Poor's+ from out-of-favor industries, potentially ready for a comeback.

Select Standard & Poor's Intrinsic Value Portfolio
Invests in stocks selected by a Standard & Poor's+ model for their strong capital appreciation potential.

Select Ten Portfolio (DJIA)
Holds the ten highest dividend-yielding stocks of the Dow Jones Industrial Average.

S&P 500 Trust and S&P MidCap Trust+
Replicate the composition and weighting of the S&P 500 and S&P MidCap
Indices.

Year-Ahead Domestic Portfolio
Stocks selected for their growth potential by Merrill Lynch Global Research (Offered December - March Only).

INTERNATIONAL EQUITIES

European Monetary Union Portfolio
Invests in stocks from European countries we believe may benefit from the monetary union.

Pacific Rim Portfolio
Holds stocks from the Asia/Pacific region selected for their growth potential by Merrill Lynch Global Research.

Premier World Portfolio
Diversified portfolio seeking growth by holding large-cap, non-U.S. companies selected by Defined Asset Funds Research.

Select Ten United Kingdom Portfolio
Holds the ten highest dividend-yielding stocks of the Financial Times Ordinary Share Index (FT Index).

Year-Ahead International Portfolio
International stocks recommended by Merrill Lynch Global Research for their growth potential, from a variety of non-U.S. countries (Offered December - March Only).

SECTOR EQUITIES

Biotechnology Portfolio
Seeks capital appreciation by investing in biotechnology stocks selected by Merrill Lynch Research.

Cohen & Steers Realty Majors(SM) Portfolio
Real Estate Investment Trusts chosen by Cohen & Steers for their industry leadership.

Defined Technology Portfolio
Seeks capital appreciation by applying a quantitative selection model to the Merrill Lynch 100 Technology Index.

Energy Portfolio
Seeks capital appreciation by investing in stocks from large-cap companies that provide energy products and services.

Financial Services Portfolio
A portfolio seeking capital appreciation by holding financial industry stocks selected by Defined Asset Funds Research as among the most attractive in the industry.

Health Care Trust
Holds stocks selected by Defined Asset Funds Research to capitalize on innovations in the health-care industry.

Real Estate Income Fund
Portfolio of REITs, diversified both geographically and by sector, selected by Cohen & Steers.

Tele-Global Trust
Domestic and international telecommunications companies that Defined Funds Research believes are well-positioned for growth.

Utility Portfolio
U.S. electric utility stocks with strong dividend histories, selected by Defined Asset Funds Research.

FIXED-INCOME

Alternative to Corporate or Government Funds.

Municipal Funds whose interest is subject to federal tax for individuals, but exempt from state and local tax for residents of the state of issuance.

Municipal Investment Trusts/Defined Municipal Funds

National Series
Diverse bond portfolios providing income exempt from regular federal income taxes.++

State Series
Bonds primarily from one state, offering double or possibly triple tax-free income.

Insured Series
Portfolio of AAA-rated bonds providing federal tax-free income, guaranteed against credit risk, but not market risk.

Corporate Income Funds

Insured Series
Diversified portfolio of AAA-rated corporate bonds, insured against credit risk.+++

Intermediate Series
Diversified portfolio of corporate bonds rated "A" or better.

Long Term Series
Diversified portfolio of corporate bonds rated "A" or better.

Government Securities Income Funds

5 & 10 Year Laddered Treasury Trust
Portfolios of AAA-rated Treasury notes with laddered maturities.

U.S. Treasury Strategy Trust
Portfolios of AAA-rated, laddered, medium-term, interest-bearing U.S.
Treasuries.

GNMA Series
Portfolios of AAA-rated Ginnie Mae mortgage-backed securities.

+ "Standard & Poor's," "S&P," "S&P 500," "S&P MidCap" and the "S&P Industrial Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolios are not sponsored, managed, sold or promoted by Standard & Poor's.

* Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolios or the selection of their stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolios.

++ "Amex Institutional Index" is a trademark of the American Stock Exchange LLC, a subsidiary of the NASD, and has been licensed for use by Defined Asset Funds. The portfolio is not sponsored, managed, sold or promoted by the American Stock Exchange. The American Stock Exchange does not guaranty the accuracy or completeness of the Index.

ss.The "Domini 400 Social Index" is a service mark of its publisher, Kinder, Lydenberg, Domini & Co., Inc.

|| "Russell 1000 Growth Index" is a trademark of Frank Russell Company. Frank
   Russell Company has not sponsored, managed, sold or promoted the Portfolio.

++ Some of the income in the Intermediate Series and all the income in the AMT
   Series may be subject to federal alternative minimum tax. Income may also be subject to state and local taxes.

+++Insurance does not remove market risk.

EQUITY PORTFOLIOS

                                                           INVESTMENT                                     SELECTION
                                      TERM OF FUND            GOAL        PORTFOLIO STYLE                 METHODOLOGY
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC

Baby Boomer Portfolio                    1 Year                X          BALANCED                       FUNDAMENTAL
(Accumulating Assets)                                                                                    RESEARCH

Baby Boomer Portfolio                    1 Year                >          GROWTH                         FUNDAMENTAL
(Adding Growth)                                                                                          RESEARCH

Baby Boomer Portfolio                    1 Year                X          BALANCED                       FUNDAMENTAL
(Adding Income)                                                                                          RESEARCH
Biotechnology Portfolio                 2 Years                >          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Cohen & Steers Realty                   3 Years                X          SECTOR                         FUNDAMENTAL
Majors Portfolio                                                                                         RESEARCH

Defined Technology                       1 Year                >          SECTOR                         QUANTITATIVE
Portfolio

Energy Portfolio                        2 Years                >          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Financial Services Portfolio            2 Years                >          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Health Care Trust                       2 Years                >          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Institutional Holdings                   1 Year                >          LARGE-CAP GROWTH               QUANTITATIVE
Portfolio

Internet Portfolio                       1 Year                >          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Large-Cap Growth Portfolio               1 Year                >          LARGE-CAP GROWTH               QUANTITATIVE

Premier American Portfolio              2 Years                >          LARGE-CAP GROWTH               FUNDAMENTAL
                                                                                                         RESEARCH
Principled Values Portfolio              1 Year                >          LARGE-CAP GROWTH               QUANTITATIVE

Real Estate Income Fund                 2 Years                X          SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH
Select Growth Portfolio                  1 Year                >          MID-CAP GROWTH                 QUANTITATIVE

Select S&P Industrial                    1 Year                X          GROWTH & VALUE                 QUANTITATIVE
Portfolio

Select Standard & Poor's                2 Years                >          LARGE-CAP                      QUANTITATIVE
Industry Turnaround
Portfolio

Select Standard & Poor's                 1 Year                >          LARGE-CAP GROWTH               QUANTITATIVE
Intrinsic Value Portfolio

Select Ten Portfolio (DJIA)              1 Year                X          LARGE-CAP VALUE                QUANTITATIVE

S&P 500 Trust                           18 Years               >          LARGE-CAP                      INDEX

S&P MidCap Trust                        18 Years               >          MID-CAP                        INDEX

                                                           INVESTMENT                                    SELECTION
                                    TERM OF FUND              GOAL       PORTFOLIO STYLE                 METHODOLOGY
                                    ------------              ----       ---------------                 -----------

Utility Portfolio                       2 Years                 X         SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH

Year-Ahead Domestic                      1 Year                 >         LARGE CAP GROWTH               FUNDAMENTAL
Portfolio                                                                                                RESEARCH
INTERNATIONAL

European Monetary Union                 2 Years                 >         INTERNATIONAL                  FUNDAMENTAL
Portfolio                                                                                                RESEARCH
Premier World Portfolio                 2 Years                 >         INTERNATIONAL                  FUNDAMENTAL
                                                                                                         RESEARCH

Pacific Rim Portfolio                   2 Years                 >         INTERNATIONAL                  FUNDAMENTAL
                                                                                                         RESEARCH

Select Ten United Kingdom                1 Year                 >         INTERNATIONAL                  QUANTITATIVE
Portfolio
Tele-Global Trust (Global)               2 Years                >         SECTOR                         FUNDAMENTAL
                                                                                                         RESEARCH

Year-Ahead International                 1 Year                 >         INTERNATIONAL                  FUNDAMENTAL
Portfolio                                                                                                RESEARCH

FIXED-INCOME PORTFOLIOS

                                        AVERAGE            INVESTMENT                                 SELECTION
                                        MATURITY              GOAL         PORTFOLIO STYLE            METHODOLOGY
                                        --------              ----         ---------------            -----------

CORPORATE INCOME FUNDS

Insured Corporate Income                30 Years              $            CAPITAL                    FUNDAMENTAL
Funds                                                                      PRESERVATION               RESEARCH

Long Term Corporate                     30 Years              $            N/A                        FUNDAMENTAL
Income Funds                                                                                          RESEARCH

Intermediate Corporate                  10 Years              $            N/A                        FUNDAMENTAL
Income Funds                                                                                          RESEARCH

GOVERNMENT SECURITIES INCOME FUNDS

U.S. Treasury Strategy Trust            21 Years              $            CAPITAL                    N/A
                                                                           PRESERVATION

GNMA Series                             12 Years              $            CAPITAL                    N/A
                                                                           PRESERVATION

10 Year Laddered Trust                  10 Years              $            CAPITAL                    N/A
                                                                           PRESERVATION

5 Year Laddered Trust                    5 Years              $            CAPITAL                    N/A
                                                                           PRESERVATION

                                        AVERAGE               INVESTMENT                              SELECTION
                                        MATURITY                GOAL       PORTFOLIO STYLE            METHODOLOGY
                                        --------              ----------   ---------------            -----------
MUNICIPAL FUNDS

Municipal Investment Trust              20 to 35 Years        $            CAPITAL                    FUNDAMENTAL
Insured Series                                                             PRESERVATION               RESEARCH

Municipal Investment Trust              20 to 35 Years        $            CAPITAL                    FUNDAMENTAL
Insured Taxable Series                                                     PRESENTATION               RESEARCH

Municipal Investment Trust              15 to 30 Years        $            N/A                        FUNDAMENTAL
National Series                                                                                       RESEARCH

Municipal Investment Trust              20 to 35 Years        $            N/A                        FUNDAMENTAL
State Series                                                                                          RESEARCH

Municipal Investment Trust              12 to 17 Years        $            N/A                        FUNDAMENTAL
Investment Grade Series                                                                               RESEARCH

Municipal Defined Funds                 15 to 30 Years        $            N/A                        FUNDAMENTAL
                                                                                                      RESEARCH

Municipal Investment Trust              10 to 13 Years        $            N/A                        FUNDAMENTAL
Intermediate State Series                                                                             RESEARCH

Municipal Investment Trust              5 or 10 Years         $            N/A                        FUNDAMENTAL
Intermediate 5 & 10 Year                                                                              RESEARCH
Series

Defined Asset Funds offers a wide diversity of Portfolios designed to meet a variety of individual investment goals. The charts on the opposite page indicate each Portfolio's suitability based on investment goal and portfolio style, as described below.

INVESTMENT GOAL

$    INCOME
     Provides periodic cash disbursements for current income or reinvestment.

X    INCOME & GROWTH
     Offers a combination of dividends and potential appreciation of the value of your investment.

 >    CAPITAL APPRECIATION
      Seeks appreciation of the value of your investment.

VALUE AND GROWTH DEFINED

[Graphic representation of various portfolios plotted on a rectangle, positioned as they relate to Large Cap vs. Small Cap, and Value vs. Growth. The following is a basic representation of the positions of the portfolios on the rectangle:

                              LARGE-CAP
--------------------------------------------------------------------------------
VALUE         SELECT     S&P INDUSTRIAL            BABY BOOM             GROWTH
              TEN                                  ECONOMY

                                                   PORTFOLIOS
                                                   INSTITUTIONAL
                                                   HOLDINGS

                         S&P 500 TRUST             PORTFOLIO
                                                   LARGE-CAP
                                                   GROWTH
                                                   PREMIER
                                                   AMERICAN
--------------------------------------------------------------------------------
                                                   YEAR-AHEAD
                                                   DOMESTIC
                         S&P MIDCAP

                         TRUST
--------------------------------------------------------------------------------
                                                   SELECT
                                                   GROWTH

                            SMALL-CAP
--------------------------------------------------------------------------------

The background of the rectangle consists of skyscrapers and a fluctuating line graph.]

SECTOR PORTFOLIOS
o    Biotechnology
o    Defined Technology
o    Financial Services
o    Health Care
o    Internet
o    Real Estate Income
o    Tele-Global
o    Utility

INTERNATIONAL PORTFOLIOS
o    European Monetary Union
o    Pacific Rim
o    Premier World
o    Select Ten United Kingdom
o    Year-Ahead International

PORTFOLIO STYLE

GROWTH
Focuses on companies with better-than-average expected earnings growth.

LARGE-CAP GROWTH
Invests in large companies with better-than-average expected earnings growth.

MID-CAP GROWTH
Holds stocks from mid-size companies with better-than-average expected earnings growth.

GROWTH & VALUE
Invests in companies with better-than-average expected earnings growth and considers the relative price level of securities.

LARGE-CAP VALUE
Invests in large-company stocks that may be undervalued.

INTERNATIONAL
Holds stocks from companies based outside the United States.

SECTOR
Focuses on investing in a specific industry, such as Technology or Utility.

CAPITAL PRESERVATION
Preserves the value of your initial investment if fund is held to maturity.

BALANCED
Consists of a combination of both equity and fixed- income components.

EQUITIES

The Select Series includes portfolios that invest in specific strategies. Several Select Series portfolios are based on well-known indices, and each portfolio has about a one-year maturity. You can choose to roll your assets each year, if a new fund is available. Past performance is no guarantee of future results.

Performance From Inception Through September 30, 1999

                                                                         AVERAGE                     MOST RECENTLY
                                                CUMULATIVE                ANNUAL                  COMPLETED PORTFOLIO
                                 INCEPTION         TOTAL                  TOTAL
                                   DATE           RETURN                  RETURN      Offer to End Date           Return
------------------------------------------------------------------------------------------------------------------------
SELECT TEN PORTFOLIOS - DJIA

Series B                          5/17/91          202.45%                14.12%         6/1/98-7/9/99             6.82%
Series A                           1/3/92          183.44                 14.40         1/28/98-3/5/99             5.33
Series C                           9/1/92          211.90                 17.42       9/22/97-10/23/98             6.79
Series 3                          7/22/96           60.30                 15.93         8/3/98-9/10/99            11.05
Series 5                          11/1/96           42.74                 13.00      11/10/97-12/18/98             6.66
Series J                           1/2/97           30.89                 10.31          1/6/98-2/8/99             8.80
Series 1                          2/25/97           26.46                  9.47          3/2/98-4/9/99             2.65
Series 2                          4/28/97           22.44                  8.71          5/4/98-6/4/99             2.47
Series 4                           9/3/97           14.44                  6.72         9/3/97-10/2/98             2.02
SELECT S&P INDUSTRIAL PORTFOLIOS

Series A                          1/22/97           23.22%                 8.08%        2/9/98-3/19/99             5.92%
Series B                          2/24/97           21.55                  7.81        3/23/98-4/23/99             6.13
Series C                          4/21/97           25.21                  9.63         4/27/98-6/4/99            12.29
Series D                           6/9/97            4.76                  2.03        6/15/98-7/23/99             7.93
Series E                          7/21/97            3.29                  1.48        7/27/98-8/27/99             1.39
Series F                           9/8/97           10.70                  5.06         9/8/97-10/2/98             9.95
Series G                         10/20/97            5.63                  2.86       10/20/97-12/4/98            14.22
Series H                          12/2/97            1.35                  0.74         12/2/97-1/8/99            17.47
Series J                           1/8/98           -0.24                 -0.14          1/8/98-2/8/99            10.13
SELECT GROWTH PORTFOLIOS
Series A                          2/14/95          228.25%                29.29%       2/17/98-3/19/99            26.37%
Series B                           6/6/95           63.77                 12.09        5/18/98-6/18/99           -13.99
Series C                           8/1/95           21.66                  4.82        8/18/97-9/18/98           -23.74


                                       13





                                                                         AVERAGE                     MOST RECENTLY
                                                CUMULATIVE                ANNUAL                  COMPLETED PORTFOLIO
                                 INCEPTION         TOTAL                  TOTAL
                                   DATE           RETURN                  RETURN      Offer to End Date           Return
------------------------------------------------------------------------------------------------------------------------

Series D                          11/1/95            80.94                 16.35      11/17/97-12/18/98          -28.98
SELECT STANDARD & POOR'S INTRINSIC VALUE PORTFOLIOS
Series C                         11/21/96            34.83%                11.03%       12/3/97-1/15/99           13.15%
Series A                           4/2/97            51.07                 17.97        4/13/98-5/21/99           16.95
Series B                           8/6/97             6.92                  3.16        8/10/98-9/10/99           27.02
SELECT TEN UNITED KINGDOM PORTFOLIOS - FT INDEX
Series B                          6/21/93            64.60%                 8.26%         6/1/98-7/9/99           -1.98%
Series C                          9/28/93            76.18                  9.88       9/22/97-10/23/98            3.85
Series A                           1/5/94            43.94                  6.56         1/28/98-3/5/99            4.95
Series 3                          7/22/96            63.63                 16.68        7/31/98-9/10/99            5.88
Series 5                          11/1/96            40.37                 12.35      11/10/97-12/18/98            6.98
Series 1                          2/25/97            42.41                 14.60          3/2/98-4/9/99            6.44

Average Annual Total Return differs from Most Recently Completed Portfolio because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

Growth of $10,000 invested in the Select Ten Portfolio Series B

5/17/91-9/30/99

[A bar graph shows the cumulative annual performance from 5/17/91 through 9/30/99. The horizontal (X) axis shows the cumulative annual performance by year, from 5/17/91 through 9/30/99. The vertical (Y) axis reflects the dollar amount value for each year from 5/17/91 through 9/30/99.]

DATE                 VALUE
5/17/91             $10,000
5/5/92               11,312
5/5/93               12,093
5/6/94               13,014
5/11/95              15,830
5/20/96              20,878
5/27/97              26,688
6/1/98               30,878
9/30/99              30,245

NOTE: Above returns represent price changes plus dividends reinvested and reflect the maximum applicable sales charges and expenses.

Equity Prices can be tracked weekly in Barron's.

EQUITIES

Performance For Periods Ending September 30, 1999



                                                                              TOTAL RETURN                 SINCE INCEPTION DATE
                                                                        ------------------------       -----------------------------
                                                     INCEPTION                                                            AVG. ANN.
                                                        DATE                 YTD          1 YEAR        TTL. RTN.          RTN.
                                                     ---------          ---------         -------      -----------        ----------
DOMESTIC
Index Trusts      5YR. TTL. RTN     5YR. AAR

S&P 500 Trust 1      193.49%            24.01%       5/26/83                 2.87%          24.94%         347.51%*         16.16%*
S&P 500 Trust 2      196.36             24.25        2/19/92                 2.90           24.82          258.45           18.25
S&P MidCap Trust     125.15             17.61        2/19/92                -4.39           22.31          170.63           13.96
S&P Industry Turnaround Portfolios+
Industry Turnaround Series 1                        11/21/97                 2.51           11.72            7.32            3.88
Industry Turnaround Series 2                          4/3/98                -6.57            2.44          -24.94          -17.48
Industry Turnaround Series 3                         9/16/98                -8.39            1.30           -0.79           -0.76
Premier American Portfolios
Blue Chip Series 3                                   8/22/95-                 N/A             N/A          123.35           22.08
                                                     8/31/99
Blue Chip Series 4                                    1/8/97                -6.65            8.33           52.22           16.66
Blue Chip Series 5                                    4/2/98               -11.13            2.89           -9.18           -6.24
Blue Chip Series 6                                   9/11/98               -11.68            3.42            4.68            4.44
Blue Chip Series 7                                   2/19/99                  N/A             N/A           -5.51             N/A
Year-Ahead
Year-Ahead Domestic Series 99A+                     12/11/98               -11.84             N/A           -6.49             N/A
INTERNATIONAL
Europe
European Monetary Union Portfolio Series 1           5/13/98                -3.41%          18.66%           2.89%           2.08%
International
Premier World Portfolio Series 1                      8/7/97                15.92           46.35           49.18           20.47
Premier World Portfolio Series 2                      8/3/98                 1.07           23.07            3.33            2.87
Year-Ahead International Series 99A+                12/11/98                26.44             N/A           29.27             N/A
SECTOR
Financial
Financial Focus Portfolio Series 1                   9/17/97               -12.88%          -1.94%          -7.08%          -3.54%
Financial Focus Portfolio Series 2                    4/9/98               -12.66           -3.29          -28.94          -20.65
Health Care
Biotechnology                                        3/25/99                  N/A             N/A           30.09             N/A
Health Care Focus Series 3                            4/9/98               -11.75          -12.51          -12.51           -8.65
Health Care Trust Series 4                           1/20/99                  N/A             N/A           -0.69             N/A
Real Estate
Cohen & Steers Realty Majors Portfolio               4/23/98                -7.09           -7.49          -12.26           -8.69


                                       16


Real Estate Income Fund Series 2                     6/25/96                -4.88           -4.03           29.74            8.30
Real Estate Income Fund Series 3                    10/30/98                -7.05             N/A           -6.80            N/A
Real Estate Income Fund Series 4                     5/12/99                  N/A             N/A          -12.22            N/A
Socially Responsible
Principled Values Portfolio Series 2                 6/11/98-                 N/A             N/A           12.56           10.82
                                                      8/6/99
Principled Values Portfolio Series 3                 1/29/99                  N/A             N/A           -3.18             N/A
Telecommunication
Tele-Global Trust Series 2                           2/14/96                40.28           95.21          211.99           36.84
Tele-Global Trust Series 3                            2/6/98                30.84           76.06           98.33           51.57
Tele-Global Trust Series 4                           8/13/98                40.26           88.63           65.20           55.84
Tele-Global Trust Series 5                           1/25/99                  N/A             N/A            2.45             N/A
Technology
Technology Portfolio Series 1                        8/25/98-                 N/A             N/A           73.87           66.71
                                                     9/24/99
Technology Portfolio Series 2                        1/14/99                  N/A             N/A           19.89             N/A
Technology Portfolio Series 3                         5/5/99                  N/A             N/A           15.57             N/A
Utilities         5YR. TTL. RTN     5YR. AAR

14th Utility Stock Series    60.89%    9.97%         10/5/89               -16.95          -14.62          140.43            9.18
15th Utility Stock Series    54.77     9.12           6/4/92               -19.09          -17.51           68.10            7.35
Utility Portfolio Series 1     N/A      N/A          6/18/98               -13.46          -11.56           -7.02           -5.51
Utility Portfolio Series 2     N/A      N/A          12/1/98               -13.42             N/A          -10.33             N/A
Utility Portfolio Series 3     N/A      N/A          5/13/98                  N/A             N/A          -10.31             N/A

Past Performance is no guarantee of future results.

Return figures represent price changes plus reinvestment of income and principal distributions (net of all fund expenses and maximum sales charges), divided by the initial public offering price.

*        These figures represent latest ten years rather than since inception.
+        These funds follow a rolling structure.

FIXED-INCOME

For Periods Ending September 30, 1999 (reflecting all expenses)

                                            1 YEAR TOTAL               5 YEAR TOTAL RETURN        5 YEAR AVG. ANNUAL
                                            RETURN                                                RETURN
MUNICIPAL FUNDS                             -------------------        -----------------------    ----------------------
                                            WITHOUT      WITH          WITHOUT      WITH SALES    WITHOUT       WITH
                                            SALES        SALES         SALES        CHARGE        SALES         SALES
                                            CHARGE       CHARGE        CHARGE                     CHARGE        CHARGE
                                            -------      ------        ------       ----------    -------       ------
Long-Term Series              HIGH           2.95%        1.81%        47.82%        39.83%        8.13%         6.93%
(2/4/88-9/26/96)*
                              AVG.          -0.70        -2.55         33.83         27.51         5.96          4.95
                              LOW           -5.90        -7.99         20.89         16.49         3.87          3.10
Number of Funds/Average Sales Fee in Sample           104/1.93%                    78/5.01%                   78/5.01%
Long-Intermediate Term Series HIGH           5.82         5.05         37.41         31.46         6.56          5.62
(10-Year)*
 (8/9/88-10/18/96)
                              AVG.           1.61        -0.14         31.25         26.29         5.58          4.77
                              LOW           -2.49        -3.45         22.00         17.98         4.06          3.36
Number of Funds/Average Sales Fee in Sample            62/1.78%                    48/3.97%                   48/3.97%
Insured Series                HIGH           2.72         1.40         46.04         38.12         7.86          6.67
(1/5/88-10/17/96)*
                              AVG.          -0.41        -2.36         34.71         28.09         6.11          5.05
                              LOW           -4.69        -7.31         19.51         15.13         3.63          2.86
Number of Funds/Average Sales Fee in Sample           101/2.04%                    76/5.22%                   76/5.22%
Short-Intermediate Term Series
(5-Year)
 (10/8/92-10/3/96)*           HIGH           2.71         1.38         28.14         24.24         5.08          4.43
                              AVG.           1.27         0.05         24.69         20.75         4.51          3.84
                              LOW           -0.55        -1.46         19.90         16.53         3.69          3.10
Number of Funds/Average Sales Fee in Sample            37/1.23%                    22/3.30%                   22/3.30%

STATE FUNDS
California Series             HIGH           4.25%        3.86%        46.21%        38.28%        7.89%         6.69%
 (6/22/88-9/27/96)*
                              AVG.          -0.25        -2.14         34.35         27.83         6.05          5.00
                              LOW           -3.20        -5.88         19.62         14.93         3.65          2.82
Number of Funds/Average Sales Fee in Sample           104/1.97%                    70/5.15%                   70/5.15%
Florida Series                HIGH           4.49         4.33         44.58         36.73         7.65          6.45
 (4/20/88-9/13/96)*
                              AVG.          -0.21        -2.14         33.90         27.41         5.98          4.94
                              LOW           -4.96        -7.67         21.37         17.00         3.95          3.19
Number of Funds/Average Sales Fee in Sample            84/2.01%                    69/5.14%                   69/5.14%
Michigan Series               HIGH           2.74         1.22         43.54         35.75         7.49          6.30
(6/13/90-2/15/96)*
                              AVG.          -0.10        -1.93         34.99         28.51         6.16          5.12
                              LOW           -3.26        -5.88         21.59         16.67         3.98          3.13
Number of Funds/Average Sales Fee in Sample            35/1.90%                    31/5.09%                   31/5.09%
New Jersey Series             HIGH           2.67         1.38         45.47         37.58         7.78          6.59
(3/30/88-9/19/96)*
                              AVG.          -0.04        -1.82         33.14         26.63         5.86          4.81
                              LOW           -3.75        -6.50         20.23         16.04         3.75          3.02
Number of Funds/Average Sales Fee in Sample            88/1.85%                    75/5.18%                   75/5.18%
New York Series               HIGH           3.90         2.66         47.24         39.26         8.04          6.84
(1/14/88-10/16/96)*
                              AVG.           0.17        -1.64         31.73         25.57         5.63          4.63
                              LOW           -4.91        -7.50         20.26         14.98         3.76          2.83
Number of Funds/Average Sales Fee in Sample           144/1.88%                   112/4.94%                  112/4.94%
Pennsylvania Series           HIGH           2.44         1.25         45.03         37.17         7.71          6.52
(5/19/88-9/13/96)*
                              AVG.          -0.14        -2.01         34.13         27.56         6.01          4.96
                              LOW           -4.12        -6.76         21.60         16.15         3.99          3.04
Number of Funds/Average Sales Fee in Sample            82/1.94%                    67/5.20%                   67/5.20%
CORPORATE FUNDS
                                          WITHOUT      WITH          WITHOUT      WITH SALES    WITHOUT       WITH
                                          SALES        SALES         SALES        CHARGE        SALES         SALES
                                          CHARGE       CHARGE        CHARGE                     CHARGE        CHARGE
                                          -------      ------        -------      ----------    -------       ------
Long-Term Series              HIGH          1.13%        -2.33%        56.70%        48.85%        9.39%         8.28%
 (11/2/88-10/1/96)*
                              AVG.         -3.62         -6.93         49.35         41.39         8.33          7.15
                              LOW          -6.86        -10.07         39.30         31.81         6.85          5.68
Number of Funds/Average Sales Fee in Sample            28/3.61%                    21/5.76%                   21/5.76%
Intermediate Series           HIGH          3.73          0.69         53.86         46.68         9.00          7.96
(6/27/90-4/9/96)*
                              AVG.          0.26         -2.68         48.25         41.43         8.18          7.17
                              LOW          -2.95         -5.81         40.84         34.69         7.09          6.13
Number of Funds/Average Sales Fee in Sample            32/3.08%                    25/4.92%                   25/4.92%
Insured Series                HIGH          2.55         -1.00         56.83         48.36         9.41          8.20
(5/23/91-8/7/96)*
                              AVG.         -3.51         -6.79         52.40         44.30         8.78          7.60
                              LOW          -7.33        -10.53         46.10         38.27         7.87          6.69
Number of Funds/Average Sales Fee in Sample            19/3.58%                    14/5.73%                   14/5.73%

(TABLE TO BE CONTINUED)


(TABLE CONTINUED)

FIXED-INCOME

For Periods Ending September 30, 1999 (reflecting all expenses)

                                              10 YEAR TOTAL             10 YEAR AVG.
                                                  RETURN               ANNUAL RETURN
MUNICIPAL FUNDS                            -------------------      --------------------
                                           WITHOUT      WITH        WITHOUT       WITH
                                           SALES        SALES       SALES         SALES
                                           CHARGE       CHARGE      CHARGE        CHARGE
                                           ------       ------      -------       ------
Long-Term Series              HIGH         90.28%       80.78%        6.64%        6.10%
(2/4/88-9/26/96)*
                              AVG.         85.24        75.30         6.35         5.77
                              LOW          80.03        70.30         6.05         5.46
Number of Funds/Average Sales Fee in Sample           20/5.77%                  20/5.77%
Long-Intermediate Term Series HIGH         86.39        77.56         6.42         5.91
(10-Year)*
 (8/9/88-10/18/96)
                              AVG.         84.46         75.80        6.31         5.80
                              LOW          81.64         73.16        6.15         5.64
Number of Funds/Average Sales Fee in Sample             3/4.99%                   3/4.99%
Insured Series                HIGH         89.62         79.29        6.60         6.01
(1/5/88-10/17/96)*
                              AVG.         84.42         74.44        6.31         5.72
                              LOW          81.53         71.70        6.14         5.55
Number of Funds/Average Sales Fee in Sample            10/5.82%                  10/5.82%
Short-Intermediate Term Series
(5-Year)
 (10/8/92-10/3/96)*           HIGH           N/A           N/A         N/A           N/A
                              AVG.           N/A           N/A         N/A           N/A
                              LOW            N/A           N/A         N/A           N/A
Number of Funds/Average Sales Fee in Sample                N/A                       N/A

STATE FUNDS
California Series             HIGH         88.94%        78.69%       6.57%         5.97%
 (6/22/88-9/27/96)*
                              AVG.         86.18         76.08        6.41          5.82
                              LOW          82.51         72.63        6.20          5.61
Number of Funds/Average Sales Fee in Sample             8/5.82%                   8/5.82%
Florida Series                HIGH         90.23        79.87         6.64         6.04
 (4/20/88-9/13/96)*
                              AVG.         84.63        74.82         6.32         5.74
                              LOW          81.70        71.87         6.15         5.56
Number of Funds/Average Sales Fee in Sample            9/5.70%                   9/5.70%
Michigan Series               HIGH           N/A          N/A          N/A          N/A
(6/13/90-2/15/96)*
                              AVG.           N/A          N/A          N/A          N/A
                              LOW            N/A          N/A          N/A          N/A
Number of Funds/Average Sales Fee in Sample               N/A                       N/A
New Jersey Series             HIGH         89.68        81.19         6.61         6.12
(3/30/88-9/19/96)*
                              AVG.         84.17        74.45         6.29         5.72
                              LOW          80.91        71.12         6.10         5.52
Number of Funds/Average Sales Fee in Sample            7/5.66%                   7/5.66%
New York Series               HIGH         94.55        83.91         6.88         6.28
(1/14/88-10/16/96)*
                              AVG.         88.16        78.04         6.52         5.93
                              LOW          83.61        73.68         6.26         5.67
Number of Funds/Average Sales Fee in Sample           27/5.78%                  27/5.78%
Pennsylvania Series           HIGH         88.60        80.14         6.55         6.06
(5/19/88-9/13/96)*
                              AVG.         85.22        75.49         6.35         5.78
                              LOW          83.13        73.24         6.23         5.65
Number of Funds/Average Sales Fee in Sample            6/5.63%                   6/5.63%
CORPORATE FUNDS
                                           WITHOUT       WITH        WITHOUT      WITH
                                           SALES         SALES       SALES        SALES
                                           CHARGE        CHARGE      CHARGE       CHARGE
                                           -------       ------      -------      ------
Long-Term Series              HIGH           N/A          N/A          N/A          N/A
 (11/2/88-10/1/96)*
                              AVG.           N/A          N/A          N/A          N/A
                              LOW            N/A          N/A          N/A          N/A
Number of Funds/Average Sales Fee in Sample               N/A                       N/A
Intermediate Series           HIGH           N/A          N/A          N/A          N/A
(6/27/90-4/9/96)*
                              AVG.           N/A          N/A          N/A          N/A
                              LOW            N/A          N/A          N/A          N/A
Number of Funds/Average Sales Fee in Sample               N/A                       N/A
Insured Series                HIGH           N/A          N/A          N/A          N/A
(5/23/91-8/7/96)*
                              AVG.           N/A          N/A          N/A          N/A
                              LOW            N/A          N/A          N/A          N/A
Number of Funds/Average Sales Fee in Sample               N/A                       N/A


Past performance is no guarantee of future results. Total Return figures represent price changes plus distributions reinvested in the related Investment Accumulation Program, divided by net asset value (for calculations without sales charge) and by the initial public offering price (for calculations with sales charge). High figures represent the individual series with the highest performance among these series. Low figures represent the series with the lowest performance and average figures are the aggregate performance of all series divided by the number of those series. The sales charge for these series was reduced in August 1998. The average sales charge included in these figures will be stated in prospectuses for the new series.

Inception dates included in average figure. Series terminated prior to 9/30/99 are not included.

Please keep in mind the following factors when considering these investments:

Please read them carefully before you invest or send money.

There can be no assurance that any Portfolio will meet its objective.

Equity Portfolios are designed for investors who can assume the risks associated with equity investments, and may not be appropriate for those seeking capital preservation or high current income.

Several Portfolios are composed of aggressive growth stocks that are subject to extreme price volatility. These Portfolios may be considered speculative.

No single Defined Asset Fund should be considered a complete investment program.

The value of your investment will fluctuate with the prices of the securities held by the Fund. The amount you receive when you sell may be more or less than your original cost. Security prices are affected by, among other factors, the financial condition of the issuer and general market factors. Bond prices vary inversely with changes in interest rates, and even on government and insured bonds, with minimal credit risk, market risk remains.

Except for regular federal income tax (and in some cases, state and local personal income taxes) on Municipal Funds, income and any net realized gain is subject to tax each year, whether or not these amounts are reinvested.

EQUITY INVESTOR FUNDS

Select Series

Select Ten Portfolio (DJIA)

United Kingdom Portfolio (Financial Times Index)
Defined Technology Portfolio(SM)
Institutional Holdings Portfolio
Principled Values Portfolio(SM)
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Baby Boom Economy Portfolios(SM)
Energy Portfolio
Financial Services Portfolio
Health Care Trust
Internet Portfolio
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

ML Research-Based Funds

1999 Year-Ahead Domestic Portfolio
1999 Year-Ahead International Portfolio
Biotechnology Portfolio
Pacific Rim Portfolio

Index Series

S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS

Corporate Funds
Government Funds
Municipal Funds

Defined Asset Funds(SM)
Buy With Knowledge o Hold With Confidence

Please contact your Financial Consultant for a free prospectus containing more complete information on any Defined Asset Fund, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Your Financial Consultant will be happy to answer any questions you may have.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

32700BR-10/99

(C) 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member SIPC.